Benefit Costs Included in Accumulated Other Comprehensive Loss that have not yet Recognized in Net Periodic Pension Cost (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	$ 276.4	$ 300.3	$ 241.3
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, accumulated taxes	3.5	0.9
Net Actuarial Loss, Accumulated Taxes	151.5	165.6
Accumulated other comprehensive loss	268.9	290.4
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, accumulated taxes	(0.3)	(0.4)
Net Actuarial Loss, Accumulated Taxes	4.6	6.0
Accumulated other comprehensive loss	$ 7.5	$ 9.9